Expendable Spare Parts and Supplies, Net of Provision for Obsolescence - Summary of Rollforward of Inventory Allowance (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Classes of current inventories [abstract]
Balance at beginning of year	$ 6,505	$ 18,631
Expense reversal for obsolete inventory	2,075	(3,203)
Write-offs against the allowance	(3,250)	(8,923)
Balance at end of year	$ 5,330	$ 6,505